FUTURE SHARE ISSUANCE	3 Months Ended
Dec. 31, 2025
FUTURE SHARE ISSUANCE
FUTURE SHARE ISSUANCE
15.	FUTURE SHARE ISSUANCE

Cogent Asset Acquisition

During the year ended September 30, 2025, the Company acquired the Cogent Assets for consideration of USD$1,000,000 ($1,394,340) in US dollar stable coins and 145,250 common shares priced at $9.60 per share, paid in cash and issued in common shares at closing, respectively. The Company is also required to issue 2,324,000 common shares as follows: 387,333 common shares on May 25, 2025 (Issued), 387,333 common shares on November 25, 2025 (issued), 387,333 common shares on May 25, 2026, 387,333 common shares on November 25, 2026, 387,334 common shares on May 25, 2027, and 387,334 common shares on November 25, 2027 (see also Note 6).

The future share issuances may be subject to adjustment. In the event the SOL staked to the Cogent Assets on a share issuance date has decreased more than 5% from the amount delegated to the Cogent Assets on the closing date (690,895 SOL), the number of shares issued on the applicable share issuance date shall be reduced in proportion to the percentage decline in staked SOL that exceeds 5%.

OrangeFin Asset Acquisition

During the year ended September 30, 2025, the Company acquired the OrangeFin Assets for consideration of USD$750,000 ($1,079,479) in US dollar stablecoins and 62,952 common shares priced at $17.12 per share, paid on closing. The Company is also required to issue common shares with a value of USD$5,000,000, payable in six equal tranches of USD$833,333, every six months over a period of three years from the closing date of the acquisition of which two tranches have been issued as at December 31, 2025. The number of shares issued per tranche will be determined based on the closing market price of the Company’s common shares and the USD/CAD foreign exchange rate at the time of issuance. The future share issuances may be subject to adjustment. In the event the SOL staked to the OrangeFin Assets on a share issuance date has decreased more than 5% from the amount delegated to the OrangeFin Assets on the closing date (632,302 SOL), the number of shares issued on the applicable share issuance date shall be reduced in proportion to the percentage decline in staked SOL that exceeds 5% (see also 6).

Laine Asset Acquisition

During the year ended September 30, 2025, the Company acquired the Laine Assets for consideration paid at closing of $5,000,000 cash, 625,000 common shares priced at $24.00 per share, and 562,500 common share purchase warrants (each, a “Warrant”). The Warrants vest monthly in substantially equal tranches over 36 months, and each Warrant entitles the seller to purchase one common share of the company at a price of $23.84 per share for a period of 36 months from its respective vesting date. The Company is also required to issue 625,000 common shares on March 17, 2026 (see also Note 6).